Cash Flows	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Cash Flows [Abstract]
Cash Flows

Note 12. Cash Flows

The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Three Months Ended March 31,
	2012	2011
Non-Cash Investing and Financing Activities:
Continuing Operations:
Deemed capital contributions related to the
utilization of Cablevision tax losses	$-	$19,075
Capital distribution for the transfer of a promissory note
receivable to Cablevision (see Promissory Note discussion below)	-	(17,113)
Deemed capital contribution related to the allocation of
Cablevision share-based compensation expense	-	3,931
Increase in capital lease obligations and related assets	1,473	39

Supplemental Data:
Cash interest paid — continuing operations	43,526	32,421
Income taxes paid, net — continuing operations	1,911	4,171

Promissory Note

  In September 2009, RMH and one of its subsidiaries that was transferred by the Company to Cablevision on December 31, 2010 agreed to the terms of a promissory note having an initial principal amount of $0 and increasing from time to time by advances made by RMH, with an interest rate of 8.625%. Interest income recognized by RMH related to this note amounted to $120 for the three months ended March 31, 2011. On January 31, 2011, RMH distributed to a subsidiary of Cablevision all of its rights, title and interest in and to the promissory note. This distribution, which amounted to $17,113, including principal and accrued and unpaid interest, is reflected as a non-cash capital distribution in the consolidated statement of stockholders' equity for the three months ended March 31, 2011.

Note 4. Cash Flows

     During 2011, 2010 and 2009, the Company's non-cash investing and financing activities and other supplemental data were as follows:

	Years Ended December 31,
	2011	2010	2009
Non-Cash Investing and Financing Activities:
Continuing Operations:
Deemed capital contributions (distributions) related to the
utilization of Cablevision tax losses (Company tax losses by
Cablevision) (see Note 12)	$36,867	$52,824	$(20,066)
Deemed capital distribution associated with the issuance of
debt to Cablevision (see Note 1)	(1,250,000)	-	-
Deemed capital contribution, net related to adjustments to
liability for uncertain tax positions and net deferred tax
assets as a result of the Distribution (see Note 12)	44,598	-	-
Capital distribution for the transfer of a promissory note
receivable to Cablevision (see Promissory Note discussion below)	(17,113)	-	-
Deemed capital distribution to Cablevision related to
employee benefit plans as a result of the Distribution (see
Employee Matters Agreement discussion below)	(6,313)	-	-
Deemed capital distribution related to tax credits utilized by
Cablevision (see Note 12)	(2,586)	-	-
Leasehold improvement paid by landlord	150	554	-
Increase (decrease) in capital lease obligations and related assets	39	(279)	6,539
Capital distribution related to the entities transferred to
Cablevision on December 31, 2010 (see Note 5)	-	41,273	-
Deemed capital contribution related to the allocation of
Cablevision share-based compensation expense	8,343	16,267	13,716

Discontinued Operations:
Deemed capital contribution related to the allocation of Cablevision
share-based compensation expense	-	4,292	3,880

Supplemental Data:
Cash interest paid — continuing operations	78,714	72,335	72,919
Cash interest paid — discontinued operations	-	-	541
Income taxes paid, net — continuing operations	11,569	5,217	3,769
Income taxes refunded, net — discontinued operations	-	(1)	(2)

Promissory Note

     In September 2009, RMH and one of its subsidiaries that was transferred by the Company to Cablevision on December 31, 2010 agreed to the terms of a promissory note having an initial principal amount of $0 and increasing from time to time by advances made by RMH, with an interest rate of 8.625%. As of December 31, 2010, RMH had extended advances against this promissory note aggregating $16,832. Interest income recognized by RMH related to this note amounted to $120, $660 and $38 for the years ended December 31, 2011, 2010 and 2009, respectively. On January 31, 2011, RMH distributed to a subsidiary of Cablevision all of its rights, title and interest in and to the promissory note. This distribution amounting to $17,113, including principal and accrued and unpaid interest, is reflected as a capital distribution in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011.

Employee Matters Agreement

     In connection with the Distribution, AMC Networks entered into an Employee Matters Agreement with Cablevision which allocated assets, liabilities and responsibilities with respect to certain employee compensation and benefit plans and programs and certain other related matters. As a result of such agreement, AMC Networks recorded a net receivable from Cablevision of $1,166, an increase in accrued employee related costs of $7,479 and a capital distribution of $6,313 which decreased additional paid in capital in the Company's statement of stockholders' (deficiency) equity for the transfer to the Company from Cablevision of the obligations related to the Company's employees' participant accounts in the Cablevision Excess Savings Plan $(3,616) and the Cablevision Excess Cash Balance Pension Plan $(3,863) and for the Company's obligation to Cablevision for the $5,904 unfunded liability associated with Company employee participants in Cablevision's Cash Balance Pension Plan. In addition, the Company reduced its long-term incentive plan and SAR liabilities and increased due to related party by $6,742 for its obligation to pay Cablevision for its allocated share of the related expense for Cablevision corporate employees through June 30, 2011. As of December 31, 2011, these related party balances were settled.